Recently issued accounting pronouncements	6 Months Ended
Sep. 30, 2017
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Accounting pronouncements issued but not yet effective

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU provides comprehensive guidance in respect of revenue recognition, in convergence with International Financial Reporting Standards (“IFRS”), to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU was effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2016. In August 2015, the FASB issued ASU No.2015-14, “Revenue from Contracts with Customers (Topic 606)—Deferral of the Effective Date” (“ASU No.2015-14”) to defer the effective date of ASU No.2014-09 by one year. Therefore, ASU No.2014-09 is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2017 under a modified retrospective approach or retrospectively to all periods presented. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The MHFG Group expects to adopt ASU No.2014-09 on April 1, 2018 using the modified retrospective approach and is currently evaluating the potential impact that the adoption of ASU No.2014-09 and any subsequent amendments will have on its consolidated results of operations and financial condition, as well as on its disclosures. While the guidance is not applicable to revenue associated with financial instruments such as loans, investment securities and derivatives, the Group currently expects that the new guidance may primarily affect Fee and commission income, including brokerage fees, underwriting fees and asset management fees, and Other noninterest income. Based on the Group’s current analysis, the Group has not yet identified any material changes in the timing or amount of revenue or the related cost recognition in these areas.

In January 2016, the FASB issued ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”). The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application by public business entities is permitted for financial statements of fiscal years or interim periods that have not yet been issued. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-01 will have on its consolidated results of operations and financial condition.

In February 2016, the FASB issued ASU No.2016-02, “Leases (Topic 842)” (“ASU No.2016-02”). The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and right-of-use assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. In transition, an entity is required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-02 will have on its consolidated results of operations and financial condition.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU No.2016-13”). The ASU replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-13 will have on its consolidated results of operations and financial condition.

In October 2016, the FASB issued ASU No.2016-16, “Income Taxes (Topic 740)—Intra-Entity Transfers of Assets Other Than Inventory” (“ASU No.2016-16”). The ASU requires recognition of current and deferred income taxes in an intra-entity transfer of an asset other than inventory when the transfer occurs although current U.S. GAAP has prohibited the recognition of income tax consequences of the transfer until the asset has been sold to an outside party. The ASU does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early application is permitted for all entities as of the beginning of a fiscal year for which financial statements (interim or annual) have not been issued or made available for issuance. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-16 will have on its consolidated results of operations and financial condition.

In January 2017, the FASB issued ASU No.2017-04, “Intangibles—Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment” (“ASU No.2017-04”). The ASU eliminates Step 2, under which an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities, from the goodwill impairment test. Instead, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The ASU is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early application is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No. 2017-04 will have on its consolidated results of operations and financial condition.

In May 2017, the FASB issued ASU No.2017-09, “Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting” (“ASU No.2017-09”). The ASU provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The ASU provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following factors of the award are the same before and after the modification: (1) the fair value, (2) the vesting conditions and (3) the classification as an equity or a liability instrument. The current disclosure requirements in Topic 718 apply regardless of whether an entity is required to apply modification accounting under the ASU. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017, and should be applied prospectively to an award modified on or after the adoption date. Early application is permitted, including adoption in any interim period, for public business entities for reporting periods for which financial statements have not yet been issued. The MHFG Group does not expect that the adoption of ASU No. 2017-09 will have a material impact on its consolidated results of operations or financial condition.

In August 2017, the FASB issued ASU No.2017-12, “Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU No.2017-12”). The ASU amends the current accounting for derivatives and hedging to enable entities to better portray the economic results of risk management activities in the financial statements. Specifically, the amendments: (1) eliminate the separate measurement and reporting of hedge ineffectiveness, (2) expand the ability to hedge nonfinancial and financial risk components, and (3) provide an alternative method for measuring the hedged item in fair value hedges of interest rate risk. The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application is permitted, including adoption in any interim period. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2017-12 will have on its consolidated results of operations and financial condition.